Condensed Consolidated Statements of Cash Flows Unaudited ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Jun. 30, 2025 CNY (¥)
Statement of Cash Flows [Abstract]
Net cash (used in) provided by operating activities	$ (6,948)	¥ (47,137)	¥ 227,478
Cash flows from investing activities
Purchase of equipment	(3,699)	(25,099)	(12,673)
Purchase of lease hold improvement	(92)	(625)
Purchase of intangible assets	(13)	(85)	(141)
Purchase of short-term investments	(40,375)	(273,949)	(37,614)
Maturity of short-term investments	32,965	223,671	2,043
Disposal of property and equipment			20
Placement of long-term investments	(1,179)	(8,000)
Placement of long-term deposits	(3,265)	(22,156)
Maturities of long-term deposits	3,215	21,813
Placement of short-term deposits	(114,935)	(779,848)	(598,688)
Maturities of short-term deposits	110,737	751,361	336,454
Net cash used in investing activities	(16,641)	(112,917)	(310,599)
Cash flows from financing activities
Proceeds from exercise of vested share options			164
Receipt of borrowing	7,369	50,000	41,118
Repayment of borrowing	(7,749)	(52,581)	(64,817)
Dividend Paid	(4,460)	(30,264)
Purchase of non-controlling interests			(7,729)
Repurchase of ordinary shares	(1,392)	(9,442)
Net cash provided by (used in) financing activities	(6,232)	(42,287)	(31,264)
Effect of exchange rate changes on cash and cash equivalents	(1,704)	(11,561)	(3,338)
Net decrease in cash and cash equivalents and restricted cash	(31,525)	(213,902)	(117,723)
Net (decrease) increase in cash and cash equivalents and restricted cash	(31,525)	(213,902)	(117,723)
Cash and cash equivalents and restricted cash at the beginning of the year	143,112	971,030	1,167,480
Cash and cash equivalents and restricted cash at the end of the year	111,587	757,128	1,049,757
Cash and cash equivalents of continuing operations at the end of the year	88,988	603,790	709,217
Restricted cash of continuing operations at the end of the year	22,599	153,338	340,540
Supplemental disclosures of cash flow information:
Acquisition of equipment in form of other payable	379	2,572
Decrease in a right-of-use asset due to remeasurement of lease terms	$ 24	¥ 163